Subsequent events	12 Months Ended
Mar. 31, 2016
Subsequent events

34. Subsequent events

Redemption of preferred securities

On June 30, 2016, preferred securities, issued by the MHFG Group’s overseas special purpose companies, were redeemed in full. These special purpose companies are not consolidated in accordance with ASC 810 since the Group is not the primary beneficiary. Thus, the redemption of preferred securities did not reduce Noncontrolling interests in consolidated subsidiaries, but reduced Long-term debt in the Group’s consolidated balance sheets. The following table describes the details of the redeemed preferred securities:

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions)
Mizuho Capital Investment (USD) 1 Limited	$600	Arrival of optional redemption date
Mizuho Capital Investment (JPY) 1 Limited	¥400,000	Arrival of optional redemption date

Signing of integration agreement among asset management companies

DIAM Co., Ltd. (“DIAM”), MHTB, Mizuho Asset Management Co., Ltd. (“MHAM”) and Shinko Asset Management Co., Ltd. (“Shinko Asset Management”) (collectively, the “Integrating Companies”) have been proceeding with discussions and preparations for the integration of their asset management functions (the “Integration”) pursuant to the memorandum of understanding on the integration dated September 30, 2015. On July 13, 2016, the Integrating Companies entered into an integration agreement, after obtaining approval by resolutions adopted by their respective boards of directors. The Integration will become effective subject to approval by the relevant authorities.

1.	Effective date of the Integration (planned)

October 1, 2016

2.	Method of the Integration

The Integration will be implemented through the following steps: (i) a merger between MHAM as surviving company and Shinko Asset Management as absorbed company; (ii) a company split between MHTB and MHAM (after the merger in (i) above) as successor company whereby rights and obligations attributed to Asset Management Division of MHTB will be transferred to MHAM; and (iii) a merger between DIAM as surviving company and MHAM as absorbed company.

3.	Company name

Asset Management One Co., Ltd. (“New Company”)

4.	Shareholding ratio based on economic interests and voting rights to the New Company

Shareholding ratio based on economic interests                 70%

Shareholding ratio based on voting rights                           51%

5.	Main purpose of the Integration

Based on the strong commitment of MHFG and The Dai-ichi Life Insurance Company, Limited (“Dai-ichi Life”) to strengthen and develop their respective asset management businesses, the New Company will aim to achieve significant development as a global asset management company, providing its customers with solutions of the highest standards by combining the asset management-related knowledge and experience accumulated and developed by each Integrating Company over many years, and taking full advantage of collaboration with both the MHFG Group and the Dai-ichi Life group. In order to establish a highly independent and transparent management framework, the New Company’s independent outside directors (Audit & Supervisory Committee members) will include professionals with a high level of expertise in the areas of asset management, legal affairs and accounting. In addition, the New Company will fulfill its fiduciary duties as a professional asset management firm and provide services and products that truly benefit its customers. Through these efforts, the New Company aims to become the most trusted and valued asset management company—meeting the needs of pension funds and corporate customers in terms of diversification and sophistication of their investments, as well as encouraging a shift “from saving to investment” in Japan through providing individual customers with high-quality products and services.